Expense Example {- Consumer Staples Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-20 - Consumer Staples Portfolio - VIP Consumer Staples Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918